Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 5, 2012
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 5, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 5, 2012
Prospectus Date	rr_ProspectusDate	Apr 25, 2012

Global X SuperIncome Preferred ETF (Prospectus Summary): | Global X SuperIncome Preferred ETF
GLOBAL X SUPERINCOME PREFERRED ETF (THE “FUND”)

PROSPECTUS SUPPLEMENT

GLOBAL X FUNDS

SUPPLEMENT DATED JULY 5, 2012

TO THE PROSPECTUS DATED APRIL 25, 2012 (THE “PROSPECTUS”)

GLOBAL X SUPERINCOME PREFERRED ETF (THE “FUND”)

The following information supplements the information found in, and should be read in conjunction with, the Prospectus.

The following changes are effective immediately:

The following sentence replaces the first sentence of the second paragraph on Page 9 of the Prospectus:

The Underlying Index tracks the performance of the highest yielding preferred securities in the United States and Canada, as determined by Standard & Poor’s (“Index Provider”).

The following paragraphs are added to the “Summary of Principal Risks” section on page 10 of the Prospectus:

Currency Risk: Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if Canada's currency depreciates against the U.S. dollar.

Foreign Security Risk: Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States’ exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. The Fund may lose value due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in Canada.

Risks Related to Investing in Canada: Any negative changes in the natural resources markets could have an adverse impact on the Canadian economy. The Canadian economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Past demands for sovereignty by the province of Quebec have significantly affected equity valuations and foreign currency movements in the Canadian market.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped and are less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

The following sentence replaces the first sentence of the first paragraph on Page 11 of the Prospectus:

Certain of the companies that comprise the Underlying Index may be issued by foreign financial institutions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 25, 2012
Global X SuperIncome Preferred ETF (Prospectus Summary): | Global X SuperIncome Preferred ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL X SUPERINCOME PREFERRED ETF (THE “FUND”)
Supplement Text	ck0001432353_SupplementTextBlock

PROSPECTUS SUPPLEMENT

GLOBAL X FUNDS

SUPPLEMENT DATED JULY 5, 2012

TO THE PROSPECTUS DATED APRIL 25, 2012 (THE “PROSPECTUS”)

GLOBAL X SUPERINCOME PREFERRED ETF (THE “FUND”)

The following information supplements the information found in, and should be read in conjunction with, the Prospectus.

The following changes are effective immediately:

The following sentence replaces the first sentence of the second paragraph on Page 9 of the Prospectus:

The Underlying Index tracks the performance of the highest yielding preferred securities in the United States and Canada, as determined by Standard & Poor’s (“Index Provider”).

The following paragraphs are added to the “Summary of Principal Risks” section on page 10 of the Prospectus:

Currency Risk: Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if Canada's currency depreciates against the U.S. dollar.

Foreign Security Risk: Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States’ exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. The Fund may lose value due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in Canada.

Risks Related to Investing in Canada: Any negative changes in the natural resources markets could have an adverse impact on the Canadian economy. The Canadian economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Past demands for sovereignty by the province of Quebec have significantly affected equity valuations and foreign currency movements in the Canadian market.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped and are less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

The following sentence replaces the first sentence of the first paragraph on Page 11 of the Prospectus:

Certain of the companies that comprise the Underlying Index may be issued by foreign financial institutions.